Disaggregated Revenue	12 Months Ended
Mar. 31, 2024
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

13. DISAGGREGATED REVENUE

The following is the Company’s revenue from contracts with customers that are recognized at a point in time, in accordance with ASC Topic 606, by major transactional based services:

	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

Securities brokerage services
Securities brokerage commission income	25	55	117
Securities brokerage handling income	26	19	1,727
Total securities brokerage services income	51	74	1,844

Asset management services
Fund subscription fee – related parties	22	3	195

Corporate consultancy services
Consultancy service income	120	951	-

Other services
Referral income	261	497	-

Total revenues recognized at a point in time	454	1,525	2,039

The following is the Company’s revenue from contracts with customers for services recognized over a period of time in accordance with ASC Topic 606, by major service type:

	For the years ended March 31,
	2024	2023	2022
	$’000	$’000	$’000

Interest income
IPO financing	-	-	322
Other securities brokerage financing	128	27	29
Total interest income	128	27	351

Investment advisory services
Consultancy income	2,860	2,515	728

Asset management services
Management fee income – related parties	311	236	95
Performance fee income – related parties	538	150	43
Total asset management services income	849	386	138

Total revenues recognized over a period of time	3,837	2,928	1,217